Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 42.4%
Aerospace & Defense - 1.1%
BAE Systems PLC
5.30%, 03/26/2034 (A)	$ 3,021,000	$ 3,137,005
Boeing Co.
5.93%, 05/01/2060	3,288,000	3,155,809
6.53%, 05/01/2034 (A)	3,346,000	3,591,642
6.86%, 05/01/2054 (A)	2,181,000	2,392,665
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (A)	2,524,000	2,748,269
General Electric Co.
4.50%, 03/11/2044	4,863,000	4,557,683
HEICO Corp.
5.35%, 08/01/2033	4,269,000	4,422,095
		24,005,168
Automobile Components - 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	2,175,000	1,944,945
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,374,000	2,382,207
		4,327,152
Automobiles - 1.0%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (A)	2,371,000	2,323,298
Ford Motor Co.
4.35%, 12/08/2026 (B)	1,456,000	1,443,369
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,082,000	4,003,892
6.95%, 06/10/2026	3,154,000	3,246,458
General Motors Co.
6.25%, 10/02/2043	3,362,000	3,446,154
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	4,418,000	4,678,541
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,660,000	2,435,039
		21,576,751
Banks - 6.9%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	3,600,000	3,677,163
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (C), 03/11/2032	4,668,000	4,163,121
Fixed until 01/23/2034, 5.47% (C), 01/23/2035	2,458,000	2,579,196
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	9,394,000	9,880,756
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (C), 07/21/2039	1,618,000	1,696,420
Barclays PLC
Fixed until 03/12/2054, 6.04% (C), 03/12/2055	1,049,000	1,146,418
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC (continued)
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	$ 7,107,000	$ 7,292,256
Fixed until 12/15/2029 (D), 9.63% (C)	5,702,000	6,420,309
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (C), 09/13/2034 (A)	2,450,000	2,384,618
Fixed until 06/29/2033, 8.45% (C), 06/29/2038 (A)(B)	6,000,000	6,540,552
BNP Paribas SA
Fixed until 11/17/2027 (A)(B)(D), 9.25% (C)	7,251,000	7,922,102
BPCE SA
4.50%, 03/15/2025 (A)	5,578,000	5,548,357
Citigroup, Inc.
Fixed until 06/11/2034, 5.45% (C), 06/11/2035	2,642,000	2,754,224
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	2,083,000	2,220,668
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	6,241,000	5,477,010
ING Groep NV
Fixed until 09/11/2033, 6.11% (C), 09/11/2034	2,472,000	2,693,824
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	3,784,000	4,390,417
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	10,249,000	10,504,432
Fixed until 01/23/2034, 5.34% (C), 01/23/2035	4,175,000	4,359,577
Fixed until 04/22/2034, 5.77% (C), 04/22/2035	1,757,000	1,891,163
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (C), 08/11/2033	2,618,000	2,641,862
Fixed until 01/05/2034, 5.68% (C), 01/05/2035	4,355,000	4,577,076
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (C), 03/13/2032 (B)	2,143,000	2,266,492
Fixed until 10/30/2028, 7.41% (C), 10/30/2029	2,055,000	2,249,920
Morgan Stanley
Fixed until 01/16/2029, 5.17% (C), 01/16/2030	9,950,000	10,251,132
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	6,436,000	6,671,996
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (C), 01/22/2035	951,000	1,007,066
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	3,899,000	4,200,235
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	7,300,000	7,376,658
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Truist Financial Corp. (continued)
Fixed until 06/08/2033, 5.87% (C), 06/08/2034	$ 2,153,000	$ 2,286,983
Fixed until 10/30/2028, 7.16% (C), 10/30/2029	2,096,000	2,295,677
UBS Group AG
Fixed until 09/06/2044, 5.38% (C), 09/06/2045 (A)	2,200,000	2,246,172
Fixed until 11/13/2028 (A)(D), 9.25% (C)	3,867,000	4,275,278
Uzbek Industrial & Construction Bank ATB
8.95%, 07/24/2029 (A)	5,418,000	5,439,672
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	5,328,000	5,583,701
		156,912,503
Beverages - 0.4%
Constellation Brands, Inc.
3.15%, 08/01/2029	1,660,000	1,573,905
3.70%, 12/06/2026	1,675,000	1,658,048
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	6,468,000	6,205,985
		9,437,938
Biotechnology - 0.5%
Amgen, Inc.
2.80%, 08/15/2041	2,602,000	1,968,203
5.60%, 03/02/2043	2,279,000	2,393,830
CSL Finance PLC
4.63%, 04/27/2042 (A)	4,099,000	3,862,851
Royalty Pharma PLC
2.20%, 09/02/2030	4,820,000	4,219,157
		12,444,041
Building Products - 0.5%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	1,802,000	1,766,863
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	4,388,000	4,288,628
Holcim Finance U.S. LLC
4.75%, 09/22/2046 (A)	1,100,000	993,915
Mohawk Industries, Inc.
5.85%, 09/18/2028	3,769,000	3,971,566
		11,020,972
Chemicals - 0.5%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	964,000	480,909
Celanese U.S. Holdings LLC
6.70%, 11/15/2033 (B)	2,926,000	3,198,420
Mosaic Co.
4.05%, 11/15/2027	2,341,000	2,317,721
Nutrien Ltd.
4.20%, 04/01/2029	3,812,000	3,797,007
OCP SA
6.75%, 05/02/2034 (A)	2,252,000	2,417,072
		12,211,129
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 2.1%
ADT Security Corp.
4.13%, 08/01/2029 (A)	$ 5,327,000	$ 5,088,282
Ambipar Lux SARL
9.88%, 02/06/2031 (A)(B)	4,583,000	4,755,073
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	1,573,000	1,608,323
5.80%, 04/15/2034 (A)	1,234,000	1,288,370
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	6,078,000	6,466,494
Equifax, Inc.
2.60%, 12/01/2024	2,074,000	2,064,591
5.10%, 12/15/2027	2,879,000	2,941,114
GXO Logistics, Inc.
2.65%, 07/15/2031	6,802,000	5,800,018
6.50%, 05/06/2034	2,533,000	2,692,641
Quanta Services, Inc.
2.90%, 10/01/2030	2,720,000	2,501,497
5.25%, 08/09/2034	1,864,000	1,902,278
Stericycle, Inc.
3.88%, 01/15/2029 (A)	3,293,000	3,280,582
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032 (B)	5,220,000	4,511,976
Veralto Corp.
5.45%, 09/18/2033	3,362,000	3,524,221
		48,425,460
Communications Equipment - 1.1%
Axian Telecom
7.38%, 02/16/2027 (A)(B)	728,000	728,342
CommScope LLC
4.75%, 09/01/2029 (A)	6,057,000	5,087,880
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,391,000	2,250,808
3.88%, 04/15/2030	1,753,000	1,704,131
5.15%, 04/15/2034	4,619,000	4,753,003
Verizon Communications, Inc.
1.68%, 10/30/2030	2,663,000	2,275,907
1.75%, 01/20/2031	3,608,000	3,074,724
4.13%, 03/16/2027	2,635,000	2,630,626
Vmed O2 U.K. Financing I PLC
4.75%, 07/15/2031 (A)	2,825,000	2,514,550
		25,019,971
Construction & Engineering - 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,867,000	2,749,223
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,621,000	2,456,137
6.75%, 06/01/2027	2,100,000	2,120,336
D.R. Horton, Inc.
5.00%, 10/15/2034	3,738,000	3,786,234
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	2,572,000	2,526,105
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)(B)	$ 2,253,000	$ 2,257,709
		15,895,744
Consumer Staples Distribution & Retail - 0.7%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	6,258,000	5,270,247
Alsea SAB de CV
7.75%, 12/14/2026 (E)	2,500,000	2,540,905
InRetail Consumer
3.25%, 03/22/2028 (A)	3,319,000	3,113,250
Lowe's Cos., Inc.
3.75%, 04/01/2032	4,685,000	4,466,564
		15,390,966
Containers & Packaging - 0.9%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	3,807,000	3,845,306
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	2,876,000	2,967,980
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	7,824,000	7,522,271
Sonoco Products Co.
2.25%, 02/01/2027	2,677,000	2,551,160
WRKCo, Inc.
3.90%, 06/01/2028	3,628,000	3,559,111
		20,445,828
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033 (B)	2,239,000	2,369,017
Diversified REITs - 1.4%
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	3,238,000	3,092,538
Safehold GL Holdings LLC
6.10%, 04/01/2034	3,426,000	3,616,162
SBA Tower Trust
6.60%, 11/15/2052 (A)	12,248,000	12,744,130
VICI Properties LP
4.95%, 02/15/2030	5,672,000	5,709,705
Weyerhaeuser Co.
4.00%, 04/15/2030	3,976,000	3,893,261
WP Carey, Inc.
5.38%, 06/30/2034	3,521,000	3,595,728
		32,651,524
Electric Utilities - 1.1%
Black Hills Corp.
3.15%, 01/15/2027	2,312,000	2,248,598
Calpine Corp.
3.75%, 03/01/2031 (A)	4,043,000	3,747,831
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	5,502,000	5,311,985
Duke Energy Corp.
5.00%, 12/08/2027	1,564,000	1,602,013
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	$ 1,588,000	$ 1,565,351
JSW Hydro Energy Ltd.
4.13%, 05/18/2031 (E)	2,432,000	2,220,768
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	1,347,000	1,256,377
3.63%, 02/15/2031 (A)	1,408,000	1,275,900
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,420,000	2,118,737
3.30%, 12/01/2027	400,000	385,921
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	2,365,000	2,488,278
		24,221,759
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp.
5.25%, 04/05/2034	4,283,000	4,470,481
Arrow Electronics, Inc.
2.95%, 02/15/2032	3,808,000	3,339,077
5.88%, 04/10/2034	2,735,000	2,833,766
Keysight Technologies, Inc.
4.60%, 04/06/2027	4,134,000	4,159,722
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	3,358,000	3,209,202
Trimble, Inc.
6.10%, 03/15/2033	5,288,000	5,702,210
		23,714,458
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	2,144,000	2,119,563
Financial Services - 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	2,244,000	2,237,980
4.95%, 09/10/2034	2,700,000	2,679,939
American Express Co.
Fixed until 04/25/2029, 5.53% (C), 04/25/2030	4,169,000	4,367,563
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	2,588,000	2,496,160
5.50%, 12/15/2024 (A)	6,693,000	6,687,228
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (A)	6,802,000	6,836,071
5.75%, 11/15/2029 (A)	6,421,000	6,622,641
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	6,187,000	6,619,893
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	3,389,000	3,281,739
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	3,807,000	3,641,498
5.70%, 05/20/2027	2,194,000	2,242,030
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,479,000	4,471,019
		52,183,761
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	$ 2,428,000	$ 2,362,108
BAT Capital Corp.
6.00%, 02/20/2034	5,150,000	5,499,667
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	4,873,000	4,862,810
Cargill, Inc.
5.13%, 10/11/2032 (A)	1,888,000	1,959,583
J M Smucker Co.
6.50%, 11/15/2043	2,162,000	2,438,939
Kroger Co.
5.00%, 09/15/2034	2,651,000	2,670,908
Philip Morris International, Inc.
4.25%, 11/10/2044	3,894,000	3,435,999
5.25%, 02/13/2034	3,395,000	3,521,815
Viterra Finance BV
4.90%, 04/21/2027 (A)	6,197,000	6,246,980
		32,998,809
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	892,000	958,656
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	3,144,000	3,201,356
5.86%, 03/15/2030	1,804,000	1,929,818
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,821,000	1,723,935
5.25%, 10/01/2029 (A)	1,459,000	1,429,628
		9,243,393
Health Care Providers & Services - 1.7%
Centene Corp.
3.38%, 02/15/2030	3,021,000	2,783,138
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	2,308,000	2,127,965
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	2,372,000	2,190,742
Cigna Group
2.40%, 03/15/2030	2,236,000	2,023,412
5.25%, 02/15/2034	5,168,000	5,345,820
Elevance Health, Inc.
2.25%, 05/15/2030	2,618,000	2,341,637
HCA, Inc.
5.60%, 04/01/2034	3,612,000	3,760,443
6.00%, 04/01/2054	3,585,000	3,782,710
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,659,000	1,751,303
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	4,737,000	4,676,944
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	2,587,000	2,515,063
Tenet Healthcare Corp.
5.13%, 11/01/2027	1,190,000	1,185,468
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
5.20%, 04/15/2063	$ 3,610,000	$ 3,605,780
		38,090,425
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
5.70%, 07/01/2034	1,602,000	1,652,167
Hotels, Restaurants & Leisure - 1.6%
Boyd Gaming Corp.
4.75%, 12/01/2027	1,498,000	1,481,273
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	1,273,000	1,223,542
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	4,439,000	4,210,787
Hyatt Hotels Corp.
5.25%, 06/30/2029	3,405,000	3,484,205
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	1,439,000	1,452,213
7.25%, 11/15/2029 (A)	1,730,000	1,789,906
Marriott International, Inc.
2.75%, 10/15/2033 (B)	2,947,000	2,514,709
5.75%, 05/01/2025	362,000	363,236
MGM Resorts International
4.75%, 10/15/2028	3,753,000	3,677,714
6.13%, 09/15/2029	3,447,000	3,492,161
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	3,086,000	3,089,200
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	2,253,000	2,282,206
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	5,609,000	5,605,151
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,583,000	2,107,804
		36,774,107
Insurance - 1.9%
Allstate Corp.
5.05%, 06/24/2029	6,962,000	7,169,164
5.25%, 03/30/2033	2,559,000	2,664,677
AXA SA
8.60%, 12/15/2030	5,762,000	7,055,702
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (C), 06/24/2046 (E)	6,539,000	6,575,337
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	8,992,000	9,044,714
Corebridge Financial, Inc.
5.75%, 01/15/2034	2,923,000	3,078,016
Hanwha Life Insurance Co. Ltd.
Fixed until 02/04/2027, 3.38% (C), 02/04/2032 (A)	4,600,000	4,439,553
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (A)	2,400,000	2,514,192
		42,541,355
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail - 0.4%
Expedia Group, Inc.
2.95%, 03/15/2031	$ 939,000	$ 853,968
3.80%, 02/15/2028	1,674,000	1,642,153
Meta Platforms, Inc.
4.80%, 05/15/2030	3,673,000	3,817,404
Uber Technologies, Inc.
4.80%, 09/15/2034	1,987,000	1,984,002
		8,297,527
IT Services - 0.5%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	1,311,000	1,213,246
Gartner, Inc.
4.50%, 07/01/2028 (A)	3,081,000	3,049,312
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	5,247,000	5,188,339
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	1,582,000	1,554,685
5.13%, 04/15/2029 (A)	695,000	680,110
		11,685,692
Machinery - 0.3%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	4,543,000	4,168,671
Ingersoll Rand, Inc.
5.45%, 06/15/2034 (B)	3,281,000	3,449,070
		7,617,741
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	3,620,000	2,906,898
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(B)	1,505,000	1,299,908
Comcast Corp.
4.15%, 10/15/2028	5,066,000	5,070,865
CSC Holdings LLC
4.50%, 11/15/2031 (A)(B)	2,712,000	1,974,312
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,620,000	2,330,707
5.50%, 05/15/2029 (A)	6,126,000	5,874,388
		19,457,078
Metals & Mining - 0.4%
ArcelorMittal SA
6.55%, 11/29/2027	4,618,000	4,900,056
Glencore Funding LLC
2.63%, 09/23/2031 (A)	4,865,000	4,258,917
Novelis Corp.
3.25%, 11/15/2026 (A)	915,000	882,924
		10,041,897
Mortgage Real Estate Investment Trusts - 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	9,156,000	8,930,657
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)(F)	$ 1,548,000	$ 1,548,567
		10,479,224
Office REITs - 0.3%
COPT Defense Properties LP
2.25%, 03/15/2026	2,607,000	2,517,936
Kilroy Realty LP
4.25%, 08/15/2029 (B)	3,505,000	3,354,035
		5,871,971
Oil, Gas & Consumable Fuels - 4.6%
Boardwalk Pipelines LP
3.40%, 02/15/2031	4,815,000	4,419,041
Cheniere Energy Partners LP
4.00%, 03/01/2031	5,658,000	5,355,575
4.50%, 10/01/2029	2,712,000	2,675,363
Chevron USA, Inc.
3.25%, 10/15/2029	2,188,000	2,116,626
Diamondback Energy, Inc.
5.15%, 01/30/2030	4,161,000	4,266,207
Ecopetrol SA
8.38%, 01/19/2036	5,000,000	5,113,750
Enbridge, Inc.
5.63%, 04/05/2034	4,790,000	5,020,419
Energy Transfer LP
6.00%, 06/15/2048	5,681,000	5,811,208
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	1,324,000	1,367,124
Exxon Mobil Corp.
3.04%, 03/01/2026	3,006,000	2,969,519
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	2,009,000	2,076,816
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	2,072,000	2,144,487
Murphy Oil Corp.
6.00%, 10/01/2032 (F)	2,337,000	2,307,828
NuStar Logistics LP
5.63%, 04/28/2027	3,919,000	3,936,557
5.75%, 10/01/2025	1,162,000	1,163,785
Occidental Petroleum Corp.
5.20%, 08/01/2029	2,206,000	2,245,423
5.55%, 03/15/2026	8,461,000	8,560,679
ONEOK Partners LP
4.90%, 03/15/2025	1,399,000	1,396,922
ONEOK, Inc.
6.10%, 11/15/2032	4,572,000	4,917,252
Ovintiv, Inc.
6.25%, 07/15/2033	3,232,000	3,417,045
Petroleos Mexicanos
6.50%, 01/23/2029 (B)	3,820,000	3,610,112
6.84%, 01/23/2030	3,043,000	2,823,975
6.88%, 10/16/2025	2,701,000	2,703,833
7.69%, 01/23/2050	1,538,000	1,201,701
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	2,111,000	2,006,662
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	$ 2,934,000	$ 3,092,154
Southwestern Energy Co.
5.38%, 03/15/2030	1,764,000	1,758,651
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,780,000	1,674,150
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	5,364,000	6,026,400
Vital Energy, Inc.
7.75%, 07/31/2029 (A)	3,265,000	3,247,822
Western Midstream Operating LP
6.15%, 04/01/2033	3,347,000	3,539,064
YPF SA
9.50%, 01/17/2031 (A)	1,338,000	1,412,395
		104,378,545
Passenger Airlines - 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,605,435	1,492,479
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	4,113,000	4,106,374
		5,598,853
Personal Care Products - 0.2%
Kenvue, Inc.
5.00%, 03/22/2030	4,457,000	4,652,352
Pharmaceuticals - 1.3%
AbbVie, Inc.
5.05%, 03/15/2034	3,203,000	3,341,734
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)	4,435,000	2,472,512
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	2,031,000	2,005,863
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,740,000	1,841,295
Cardinal Health, Inc.
5.45%, 02/15/2034	2,848,000	2,977,284
CVS Health Corp.
5.25%, 01/30/2031	2,555,000	2,629,039
6.00%, 06/01/2044	3,439,000	3,551,665
Merck & Co., Inc.
5.00%, 05/17/2053	4,296,000	4,322,848
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (A)	2,003,000	2,064,915
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	3,594,000	3,656,797
Viatris, Inc.
2.30%, 06/22/2027	1,467,000	1,381,901
		30,245,853
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	4,553,000	4,696,662
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	$ 4,087,000	$ 3,984,718
Broadcom, Inc.
3.14%, 11/15/2035 (A)	5,619,000	4,799,637
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	4,456,000	4,535,433
KLA Corp.
4.65%, 07/15/2032 (B)	3,271,000	3,345,035
Microchip Technology, Inc.
5.05%, 03/15/2029	3,213,000	3,298,216
Micron Technology, Inc.
5.30%, 01/15/2031	4,634,000	4,812,206
QUALCOMM, Inc.
3.25%, 05/20/2050	1,764,000	1,327,488
		26,102,733
Software - 1.1%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	2,566,000	2,579,344
Fiserv, Inc.
5.45%, 03/02/2028	3,450,000	3,577,098
Intuit, Inc.
5.50%, 09/15/2053	1,574,000	1,689,454
Oracle Corp.
3.65%, 03/25/2041	2,090,000	1,726,147
4.70%, 09/27/2034 (B)	3,921,000	3,907,225
6.90%, 11/09/2052	4,203,000	5,062,005
Roper Technologies, Inc.
4.90%, 10/15/2034	3,720,000	3,741,123
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	3,021,000	2,997,867
		25,280,263
Specialized REITs - 0.3%
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	5,956,000	5,932,453
Transportation Infrastructure - 0.3%
MV24 Capital BV
6.75%, 06/01/2034 (A)	4,020,330	3,931,527
United Parcel Service, Inc.
5.15%, 05/22/2034	2,566,000	2,696,676
		6,628,203
Total Corporate Debt Securities (Cost $919,195,059)		962,641,008
U.S. GOVERNMENT OBLIGATIONS - 25.6%
U.S. Treasury - 25.0%
U.S. Treasury Bonds
1.25%, 05/15/2050	35,958,200	19,209,545
2.00%, 02/15/2050 (G)	35,474,000	23,080,271
2.25%, 05/15/2041	12,471,000	9,655,282
2.25%, 08/15/2046 (G)	5,162,000	3,690,628
2.38%, 02/15/2042	74,465,300	57,928,768
2.75%, 08/15/2042 (G)	35,479,000	29,202,266
2.88%, 05/15/2049	8,052,000	6,346,926
3.00%, 08/15/2048	19,574,000	15,852,646
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
3.50%, 02/15/2039	$ 33,890,000	$ 32,310,673
3.63%, 05/15/2053	5,575,000	5,066,281
3.88%, 02/15/2043 - 05/15/2043	35,728,000	34,363,850
4.00%, 11/15/2052	5,449,000	5,294,895
4.13%, 08/15/2053	5,136,000	5,107,511
4.25%, 05/15/2039 (G)	15,918,000	16,435,957
4.25%, 08/15/2054	5,085,000	5,185,905
4.50%, 02/15/2044	33,221,000	34,622,511
4.63%, 05/15/2044 - 05/15/2054	16,202,000	17,178,974
4.75%, 11/15/2043 - 11/15/2053	5,720,000	6,230,755
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 08/15/2052 (B)	82,601,000	26,007,607
U.S. Treasury Notes
0.63%, 05/15/2030	12,203,000	10,353,959
1.25%, 08/15/2031	35,298,000	30,114,985
1.38%, 11/15/2031	29,336,000	25,101,761
1.63%, 05/15/2031	39,773,000	35,029,759
1.88%, 02/15/2032	14,309,500	12,625,898
2.88%, 08/15/2028 - 05/15/2032	9,561,300	9,067,991
3.38%, 05/15/2033	3,463,300	3,364,136
3.88%, 08/15/2033 - 08/15/2034	6,321,000	6,363,653
4.13%, 03/31/2029 - 11/15/2032	56,270,900	57,785,462
4.25%, 02/28/2031	23,396,000	24,176,476
		566,755,331
U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	14,620,529	13,578,413
		13,578,413
Total U.S. Government Obligations (Cost $574,766,527)		580,333,744
ASSET-BACKED SECURITIES - 11.3%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	1,892,865	1,893,733
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	1,890,857	1,902,639
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C, 3-Month Term SOFR + 2.35%, 7.63% (C), 04/20/2035 (A)	1,000,000	1,000,057
Apidos CLO XXXI Ltd.
Series 2019-31A, Class A1R, 3-Month Term SOFR + 1.36%, 6.66% (C), 04/15/2031 (A)	6,377,743	6,385,957
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	3,886,383	3,586,480
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	$ 5,355,000	$ 5,540,052
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	5,270,000	5,413,479
Battalion CLO XXI Ltd.
Series 2021-21A, Class A, 3-Month Term SOFR + 1.44%, 6.74% (C), 07/15/2034 (A)	3,000,000	3,000,246
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	3,867,271	3,966,496
Capital Automotive REIT
Series 2024-3A, Class A1, 4.40%, 10/15/2054 (A)(F)	6,350,000	6,243,375
CARS-DB4 LP
Series 2020-1A, Class A1, 2.69%, 02/15/2050 (A)	4,424,201	4,418,406
Series 2020-1A, Class A4, 3.19%, 02/15/2050 (A)	1,229,427	1,216,074
CARS-DB5 LP
Series 2021-1A, Class A1, 1.44%, 08/15/2051 (A)	3,247,818	3,048,089
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	1,388,042	1,302,856
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	7,680,000	7,774,125
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 3-Month Term SOFR + 1.21%, 6.50% (C), 10/24/2030 (A)	2,793,285	2,794,567
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1, 4.27% (C), 10/25/2037 (A)	1,431,362	1,392,966
DataBank Issuer LLC
Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	6,419,000	6,120,315
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	2,385,000	2,218,808
Diamond Resorts Owner Trust
Series 2021-1A, Class B, 2.05%, 11/21/2033 (A)	932,692	902,843
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 05/17/2032	4,100,000	4,092,235
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR, 3-Month Term SOFR + 1.25%, 6.54% (C), 01/17/2033 (A)	6,700,000	6,701,340
First Investors Auto Owner Trust
Series 2021-2A, Class A, 0.48%, 03/15/2027 (A)	15,633	15,605
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	8,210,000	8,296,519
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (A)	$ 4,895,482	$ 4,043,604
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	579,047	496,942
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (A)	574,978	550,462
Hertz Vehicle Financing III LLC
Series 2022-1A, Class B, 2.19%, 06/25/2026 (A)	4,450,000	4,365,020
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	4,220,000	4,324,702
Hilton Grand Vacations Trust
Series 2018-AA, Class B, 3.70%, 02/25/2032 (A)	2,354,946	2,331,549
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	2,731,101	2,807,500
Series 2024-1B, Class B, 5.99%, 09/15/2039 (A)	1,012,358	1,028,658
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	1,020,793	1,039,634
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	3,213,597	3,303,450
Home Equity Asset Trust
Series 2004-4, Class M1, 1-Month Term SOFR + 0.89%, 5.75% (C), 10/25/2034	977,665	970,686
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 6.74% (C), 10/20/2034 (A)	9,325,000	9,324,851
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 6.56% (C), 04/17/2034 (A)	4,500,000	4,501,827
LCM XV LP
Series 15A, Class AR2, 3-Month Term SOFR + 1.26%, 6.54% (C), 07/20/2030 (A)	1,025,865	1,026,634
LCM XXV Ltd.
Series 25A, Class AR, 3-Month Term SOFR + 1.10%, 6.38% (C), 07/20/2030 (A)	1,100,396	1,100,902
Mosaic Solar Loan Trust
Series 2023-2A, Class A, 5.36%, 09/22/2053 (A)	7,215,056	7,215,384
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	1,006,694	966,843
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	754,165	716,345
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	3,552,986	3,368,135
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	4,653,414	4,707,260
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	1,360,990	1,387,326
Series 2024-1A, Class C, 6.20%, 02/20/2043 (A)	2,605,399	2,660,133
	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC (continued)
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	$ 1,800,000	$ 1,797,719
Series 2024-2A, Class C, 4.92%, 03/20/2042 (A)	5,600,000	5,591,233
OZLM XIX Ltd.
Series 2017-19A, Class A1RR, 3-Month Term SOFR + 1.35%, 6.89% (C), 01/15/2035 (A)	9,750,000	9,752,925
OZLM XV Ltd.
Series 2016-15A, Class BRR, 3-Month Term SOFR + 2.35%, 7.63% (C), 04/20/2033 (A)	3,900,000	3,900,211
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR, 3-Month Term SOFR + 1.42%, 6.70% (C), 07/20/2032 (A)	5,000,000	4,998,750
RASC Trust
Series 2005-KS11, Class M2, 1-Month Term SOFR + 0.74%, 5.60% (C), 12/25/2035	93,102	92,995
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (A)	2,000,000	1,993,595
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	3,779,487	3,744,865
Series 2021-2, Class D, 1.35%, 07/15/2027	3,372,275	3,320,603
Series 2021-4, Class C, 1.26%, 02/16/2027	1,674,385	1,669,420
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	2,955,462	2,890,881
Series 2020-2A, Class B, 2.32%, 07/20/2037 (A)	1,482,817	1,451,937
Series 2021-1A, Class B, 1.34%, 11/20/2037 (A)	1,773,122	1,710,765
Series 2021-1A, Class C, 1.79%, 11/20/2037 (A)	780,246	754,080
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	4,644,421	4,680,996
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	2,233,520	2,265,843
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	4,872,690	5,041,172
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	1,776,377	1,790,711
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	1,454,537	1,460,851
Series 2024-1A, Class C, 5.94%, 01/20/2043 (A)	2,382,495	2,398,588
Series 2024-1A, Class D, 8.02%, 01/20/2043 (A)	846,946	865,743
Series 2024-2A, Class C, 5.83%, 06/20/2041 (A)	3,562,861	3,581,006
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR, 3-Month Term SOFR + 1.24%, 6.53% (C), 07/25/2030 (A)	976,944	976,944
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 6.51% (C), 04/16/2031 (A)	$ 3,853,159	$ 3,857,621
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2, 3-Month Term SOFR + 1.28%, 6.58% (C), 10/13/2032 (A)	3,629,539	3,631,441
TCW CLO Ltd.
Series 2018-1A, Class A1R, 3-Month Term SOFR + 1.23%, 6.52% (C), 04/25/2031 (A)	2,180,004	2,181,639
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045 (A)	9,170,000	8,869,307
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R, 3-Month Term SOFR + 1.42%, 6.68% (C), 07/30/2032 (A)	4,900,000	4,903,881
Venture 43 CLO Ltd.
Series 2021-43A, Class A1R, 3-Month Term SOFR + 1.35%, 6.40% (C), 04/15/2034 (A)	2,500,000	2,499,997
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR, 3-Month Term SOFR + 1.31%, 6.59% (C), 07/20/2030 (A)	3,811,084	3,817,227
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (A)	1,117,578	1,119,332
Wellfleet CLO Ltd.
Series 2019-1A, Class BR, 3-Month Term SOFR + 2.61%, 7.89% (C), 07/20/2032 (A)	3,000,000	3,000,906
Westlake Automobile Receivables Trust
Series 2022-3A, Class B, 5.99%, 12/15/2027 (A)	4,095,000	4,110,507
Total Asset-Backed Securities (Cost $250,897,666)		256,188,800
MORTGAGE-BACKED SECURITIES - 9.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1, 3.90%, 08/10/2035 (A)	5,900,000	5,784,628
20 Times Square Trust
Series 2018-20TS, Class B, 3.20% (C), 05/15/2035 (A)	5,148,000	4,440,150
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ANM, 3.11%, 11/05/2032 (A)	2,700,000	2,511,133
Banc of America Funding Trust
Series 2005-D, Class A1, 5.59% (C), 05/25/2035	752,267	698,111
BBCMS Mortgage Trust
Series 2018-TALL, Class D, 1-Month Term SOFR + 1.65%, 6.74% (C), 03/15/2037 (A)	5,000,000	4,275,000
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (A)	3,769,069	3,825,707
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust
Series 2020-VKNG, Class C, 1-Month Term SOFR + 1.51%, 6.61% (C), 10/15/2037 (A)	$ 1,624,000	$ 1,613,850
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB, 2.84%, 10/10/2049	2,207,348	2,177,764
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (A)	3,663,671	3,709,459
Series 2024-3, Class A1, 6.39% (C), 06/25/2069 (A)	11,259,013	11,484,482
Series 2024-4, Class A1, 5.95% (C), 07/25/2069 (A)	683,566	692,739
COMM Mortgage Trust
Series 2016-787S, Class A, 3.55%, 02/10/2036 (A)	5,000,000	4,832,015
CSMC Trust
Series 2020-RPL4, Class A1, 2.00% (C), 01/25/2060 (A)	10,221,291	9,170,143
Series 2021-RPL3, Class A1, 2.00% (C), 01/25/2060 (A)	5,147,691	4,575,167
DOLP Trust
Series 2021-NYC, Class A, 2.96%, 05/10/2041 (A)	5,300,000	4,715,044
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A, 3.14%, 12/10/2036 (A)	5,000,000	4,953,103
Series 2019-FBLU, Class C, 3.75%, 12/10/2036 (A)	2,800,000	2,768,488
Series 2019-FBLU, Class D, 4.10% (C), 12/10/2036 (A)	1,500,000	1,479,369
GCAT Trust
Series 2023-NQM1, Class A1, 6.01% (C), 01/25/2059 (A)	5,903,156	5,958,274
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB, 2.78%, 10/10/2049	1,304,175	1,284,666
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A, 1-Month Term SOFR + 0.51%, 5.48% (C), 09/19/2046	101,865	87,483
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A, 3.29%, 01/10/2037 (A)	7,500,000	7,439,417
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (C), 04/25/2055 (A)	1,334,572	1,271,154
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (C), 07/25/2060 (A)	4,086,101	3,696,545
Mill City Mortgage Loan Trust
Series 2019-1, Class A1, 3.25% (C), 10/25/2069 (A)	756,759	736,291
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class ASB, 3.56%, 12/15/2047	714,447	710,527
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2016-4A, Class A1, 3.75% (C), 11/25/2056 (A)	$ 2,736,228	$ 2,611,852
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (A)	6,487,543	6,289,864
Series 2019-2A, Class A1, 4.25% (C), 12/25/2057 (A)	4,994,704	4,896,062
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (A)	5,921,242	5,603,918
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (A)	2,670,305	2,521,270
Series 2019-6A, Class A1B, 3.50% (C), 09/25/2059 (A)	2,170,188	2,071,477
Series 2019-RPL2, Class A1, 3.25% (C), 02/25/2059 (A)	3,619,330	3,499,492
Series 2020-1A, Class A1B, 3.50% (C), 10/25/2059 (A)	7,133,545	6,743,736
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (A)	2,751,587	2,775,306
Series 2024-NQM14, Class A1, 4.94% (C), 09/25/2064 (A)	3,400,000	3,402,828
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (A)	4,640,306	4,710,062
Series 2024-NQM5, Class A1, 5.99% (C), 01/25/2064 (A)	1,789,804	1,813,049
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (A)	4,549,849	4,649,320
Reperforming Loan Trust REMICS
Series 2006-R1, Class AF1, 1-Month Term SOFR + 0.45%, 5.31% (C), 01/25/2036 (A)	898,854	833,711
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (A)	4,094,243	3,969,649
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (A)	7,126,443	6,935,623
Series 2018-2, Class A1, 3.25% (C), 03/25/2058 (A)	160,990	157,664
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (A)	6,648,033	6,300,633
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (A)	8,612,507	8,376,689
Series 2019-4, Class A1, 2.90% (C), 10/25/2059 (A)	6,856,168	6,581,297
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	11,858,935	10,775,638
Series 2022-1, Class A1, 3.75% (C), 07/25/2062 (A)	10,122,011	9,661,695
Series 2022-4, Class A1, 3.75%, 09/25/2062 (A)	5,708,976	5,479,097
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	8,409,078	8,081,672
Verus Securitization Trust
Series 2024-7, Class A1, 5.10% (C), 09/25/2069 (A)	9,000,000	8,999,172
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR13, Class A1A1, 1-Month Term SOFR + 0.69%, 5.55% (C), 10/25/2045	$ 544,260	$ 533,793
Total Mortgage-Backed Securities (Cost $220,747,963)		223,165,278
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.2%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/2052	883,897	793,625
3.50%, 08/01/2049	577,945	545,117
5.50%, 04/01/2053 - 07/01/2053	22,458,731	22,726,938
1-Year RFUCC Treasury + 1.87%,
6.62% (C), 09/01/2035	54,762	55,439
1-Year RFUCC Treasury + 1.35%,
6.91% (C), 09/01/2035	12,373	12,711
Federal National Mortgage Association
3.00%, 08/01/2049 - 05/01/2052	1,834,221	1,648,542
4.00%, 10/01/2047 - 02/01/2048	1,428,725	1,388,837
4.50%, 08/01/2052	8,595,057	8,457,032
5.00%, 01/01/2025 - 02/01/2054	37,544,780	37,535,619
5.50%, 03/01/2053	9,785,448	9,916,261
6.00%, 06/01/2054	10,757,946	11,017,560
1-Year RFUCC Treasury + 1.34%,
5.59% (C), 12/01/2034	629	630
1-Year CMT + 2.18%,
6.30% (C), 10/01/2035	1,010	1,037
12-MTA + 1.20%,
6.36% (C), 06/01/2043	20,745	20,933
6-Month RFUCC Treasury + 1.75%,
6.50% (C), 05/01/2035	38,461	38,488
1-Year CMT + 2.22%,
6.59% (C), 01/01/2028	1,239	1,238
1-Year CMT + 1.81%,
6.90% (C), 08/01/2035	4,091	4,181
1-Year CMT + 2.15%,
7.28% (C), 07/01/2032	1,868	1,910
6-Month RFUCC Treasury + 1.61%,
7.36% (C), 08/01/2036	4,455	4,478
Tennessee Valley Authority
4.38%, 08/01/2034	3,823,000	3,893,991
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/2054 (F)	62,823,000	51,949,222
2.50%, 10/01/2054 (F)	23,889,000	20,609,361
5.50%, 10/01/2054 (F)	37,035,000	37,477,956
Total U.S. Government Agency Obligations (Cost $207,250,351)		208,101,106
FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	2,326,000	1,918,931
Cote d'Ivoire - 0.1%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	3,772,000	3,880,332
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.3%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	$ 1,489,000	$ 1,415,261
6.60%, 06/01/2036 (A)	5,227,000	5,541,828
		6,957,089
Serbia - 0.2%
Serbia International Bonds
6.00%, 06/12/2034 (A)	3,791,000	3,896,165
Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	2,745,000	2,344,666
Total Foreign Government Obligations (Cost $17,774,640)		18,997,183
LOAN ASSIGNMENT - 0.0% (H)
Software - 0.0% (H)
Rackspace Finance LLC 1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 11.48% (C), 05/15/2028	1,064,733	1,080,704
Total Loan Assignment (Cost $1,026,113)		1,080,704
COMMERCIAL PAPER - 1.5%
Financial Services - 1.5%
Glencove Funding LLC
5.60% (I), 12/02/2024 (A)	16,112,000	15,978,012
Liberty Street Funding LLC
5.59% (I), 11/01/2024 (A)	13,500,000	13,441,872
Starbird Funding Corp.
4.89% (I), 03/06/2025 (A)	5,272,000	5,169,319
Total Commercial Paper (Cost $34,565,079)		34,589,203
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.4%
U.S. Treasury Bills
4.86% (I), 12/19/2024	$ 24,171,000	$ 23,931,880
5.01% (I), 12/12/2024	33,083,000	32,786,058
5.10% (I), 11/29/2024	9,936,000	9,859,804
5.27% (I), 10/31/2024	11,522,000	11,476,918
Total Short-Term U.S. Government Obligations (Cost $78,007,508)		78,054,660

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (I)	32,698,435	32,698,435
Total Other Investment Company (Cost $32,698,435)		32,698,435

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 2.10% (I), dated 09/30/2024, to be repurchased at $5,198,710 on 10/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $5,302,380.	$ 5,198,407	5,198,407
Total Repurchase Agreement (Cost $5,198,407)		5,198,407
Total Investments (Cost $2,342,127,748)		2,401,048,528
Net Other Assets (Liabilities) - (5.7)%		(129,762,135)
Net Assets - 100.0%		$ 2,271,286,393
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$962,641,008	$—	$962,641,008
U.S. Government Obligations	—	580,333,744	—	580,333,744
Asset-Backed Securities	—	256,188,800	—	256,188,800
Mortgage-Backed Securities	—	223,165,278	—	223,165,278
U.S. Government Agency Obligations	—	208,101,106	—	208,101,106
Foreign Government Obligations	—	18,997,183	—	18,997,183
Loan Assignment	—	1,080,704	—	1,080,704
Commercial Paper	—	34,589,203	—	34,589,203
Short-Term U.S. Government Obligations	—	78,054,660	—	78,054,660
Other Investment Company	32,698,435	—	—	32,698,435
Repurchase Agreement	—	5,198,407	—	5,198,407
Total Investments	$32,698,435	$2,368,350,093	$—	$2,401,048,528
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the total value of 144A securities is $854,500,692, representing 37.6% of the Portfolio's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $37,297,556, collateralized by cash collateral of $32,698,435 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,386,378. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2024, the total value of the Regulation S securities is $11,337,010, representing 0.5% of the Portfolio's net assets.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2024.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Security is subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended September 30, 2024 was $0 at a weighted average interest rate of 0%.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rate disclosed reflects the yield at September 30, 2024.
(J)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CMT	Constant Maturity Treasury
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Series Trust

Transamerica Aegon Bond VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon Bond VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Series Trust

Transamerica Aegon Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust